Long-Term Debt And Lines Of Credit (Schedule Of Total Amounts Of Interest Paid) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long-Term Debt And Lines Of Credit [Abstract]
Interest paid	$ 4,754	$ 4,113	$ 4,667